UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenues	$ 7,370	$ 10,717	$ 17,516	$ 19,918
Direct operating costs	(6,285)	(9,776)	(15,186)	(17,969)
General and administrative expenses	(228)	(211)	(472)	(389)
Depreciation and amortization expense	(533)	(441)	(1,071)	(752)
Interest income (expense), net	(353)	(313)	(717)	(497)
Equity accounted income (loss), net	18	23	9	30
Impairment expense, net	(29)	(324)	(142)	(324)
Gain (loss) on acquisitions/dispositions, net	(4)	522	179	520
Other income (expenses), net	149	(181)	(68)	(271)
Income (loss) before income tax	105	16	48	266
Income tax (expense) recovery
Current	(23)	(93)	(98)	(123)
Deferred	67	41	165	22
Net income (loss)	149	(36)	115	165
Attributable to:
Limited partners	(59)	55	(126)	87
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	(50)	52	(109)	82
Special Limited Partners	0	0	0	0
Interest of others in operating subsidiaries	258	(143)	350	(4)
Net income (loss)	$ 149	$ (36)	$ 115	$ 165
Basic and diluted earnings per limited partner unit (in usd per share)	$ (0.73)	$ 0.82	$ (1.57)	$ 1.30